Commitments Under Operating Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases1 [Abstract]
Schedule of maturity analysis of operating lease payments
At 30 June, the Group had commitments under non-cancellable operating leases as follows:

	2019 £’000	2018 £’000
Amounts payable within 1 year	£10,907	£10,384
Amounts payable 1 to 3 years	19,868	19,011
Amounts payable 3 to 5 years	12,406	12,800
Amounts payable in more than 5 years	15,292	6,469
Total	£58,473	£48,664